Post-employment Benefits - Post-employment benefits (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Post-employment benefit plans
Defined benefit obligation	$ 2,419,153	$ 2,514,235
Plan assets	1,703,058	1,993,762
Unfunded status of plans	716,095	520,473
Remeasurement adjustments	284,657	282,520
Pensions
Post-employment benefit plans
Defined benefit obligation	1,974,026	2,066,629
Plan assets	1,240,732	1,381,896
Unfunded status of plans	733,294	684,733
Remeasurement adjustments	84,929	181,161
Seniority Premiums
Post-employment benefit plans
Defined benefit obligation	445,127	447,606
Plan assets	462,326	611,866
Unfunded status of plans	(17,199)	(164,260)
Remeasurement adjustments	$ 199,728	$ 101,359